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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
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         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Labiak
       -----------------------
Title: Chief Financial Officer
       -----------------------
Phone: (336) 282-9302
       -----------------------

Signature, Place, and Date of Signing:

    /s/  David Labiak         Greensboro, North Carolina           May 12, 2004
    -----------------         --------------------------           ------------
       [Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                        ---------------

Form 13F Information Table Entry Total:       57
                                        ---------------

Form 13F Information Table Value Total:     164,762
                                        ---------------
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                         Voting Authority
                         Title of           Value in                Investment  Other   -------------------
     Name of Issuer       Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
     --------------      -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital           COM    01855A101  2,431    58,674   SH      Sole              58,674
Alpha Industries           COM    020753109  6,680    70,318   SH      Sole              70,318
American Express           COM    025816109  8,033    53,936   SH      Sole              53,936
American Home Prods        COM    026609107  5,935   110,675   SH      Sole             110,675
AMFM                       COM    001693100  3,262    52,506   SH      Sole              52,506
Associates First Capital   COM    046008108  2,935   136,891   SH      Sole             136,891
Bank of America            COM    060505104  1,755    33,462   SH      Sole              33,462
Bank One                   COM    06423A103    704    20,483   SH      Sole              20,483
Bristol-Myers Squibb       COM    110122108    380     6,575   SH      Sole               6,575
Central Parking            COM    154785109  4,606   230,285   SH      Sole             230,285
Citrix Systems             COM    177376100  5,248    79,217   SH      Sole              79,217
Claire's Stores            COM    179584107  2,294   114,321   SH      Sole             114,321
Clearnet Comm              COM    184902104    402     9,755   SH      Sole               9,755
CMGI                       COM    125750109  8,071    71,226   SH      Sole              71,226
Conexant Systems           COM    207142100    944    13,300   SH      Sole              13,300
Dana                       COM    235811106    451    16,004   SH      Sole              16,004
Dionex                     COM    254546104    292     8,880   SH      Sole               8,880
Dollar General             COM    256669102  4,185   155,736   SH      Sole             155,736
Equifax                    COM    294429105  1,839    72,818   SH      Sole              72,818
Ericsson Comm              COM    294821608    353     3,768   SH      Sole               3,768
Family Dollar Stores       COM    307000109    491    23,615   SH      Sole              23,615
Fannie Mae                 COM    313586109  1,116    19,775   SH      Sole              19,775
First Union                COM    337358105    232     6,225   SH      Sole               6,225
Freddie Mac                COM    313400301  1,818    41,149   SH      Sole              41,149
Gartner Group              COM    366651107  3,390   215,223   SH      Sole             215,223
Gillette                   COM    375766102  2,885    76,552   SH      Sole              76,552
Global Telesystems         COM    37936U104  4,020   196,078   SH      Sole             196,078
Go.com                     COM     25468720  4,380   209,830   SH      Sole             209,830
H.J. Heinz                 COM    423074103    943    27,043   SH      Sole              27,043
Harley-Davidson            COM    412822108    399     5,031   SH      Sole               5,031
Hewlett-Packard            COM    428236103  3,841    28,976   SH      Sole              28,976

Intel..................    COM    458140100    481     3,645   SH     Sole          3,645
Interpublic Group......    COM    460690100    351     7,420   SH     Sole          7,420
ITXC...................    COM    45069F109  5,668   120,434   SH     Sole        120,434
JNI....................    COM    46622G105  1,461    28,716   SH     Sole         28,716
Johnson & Johnson......    COM    478160104  1,476    21,072   SH     Sole         21,072
Leggett & Platt........    COM    524660107  3,296   153,296   SH     Sole        153,296
Madge Networks.........    COM    N5424G106  4,940   581,231   SH     Sole        581,231
Mattel.................    COM    577081102  3,022   289,551   SH     Sole        289,551
Millicom Int'l Cellular    COM    L6388F110    205     3,600   SH     Sole          3,600
Newell Rubbermaid......    COM    651229106  5,970   240,609   SH     Sole        240,609
Petsmart...............    COM    716768106     31    10,325   SH     Sole         10,325
Pharmanetics...........    COM    71713J107  2,624   176,393   SH     Sole        176,393
PNC Financial..........    COM    693475105    300     6,653   SH     Sole          6,653
Qualcomm...............    COM    747525103 16,871   112,991   SH     Sole        112,991
Quokka Sports..........    COM    747525103  2,703   254,431   SH     Sole        254,431
S1 Corp................    COM    78463B101    634     7,400   SH     Sole          7,400
Servicemaster..........    COM    81760N109  4,804   427,006   SH     Sole        427,006
Sinclair Broadcasting..    COM    829226109    206    23,020   SH     Sole         23,020
Sprint PCS.............    COM    852061506    324     4,950   SH     Sole          4,950
Teligent...............    COM    87959Y103    344     5,150   SH     Sole          5,150
Tellabs................    COM    879664100  1,304    20,700   SH     Sole         20,700
Terayon Comm...........    COM    880775101 11,641    56,787   SH     Sole         56,787
Terra Networks.........    COM    88100W103  5,030    64,079   SH     Sole         64,079
United States Cellular.    COM    911684108    253     3,565   SH     Sole          3,565
WebMD..................    COM    94769M105  1,825    79,355   SH     Sole         79,355
Wind River Systems.....    COM    973149107  4,681   129,121   SH     Sole        129,121